DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

September 27, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS ESG Core Equity Fund (the “Fund”) (formerly DWS Mid Cap Value Fund) a series of Deutsche DWS Investment Trust (the “Trust”) (Reg. Nos. 002-13628; 811-00043)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 245 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on September 20, 2019.

Please direct any comments or questions on this filing to the undersigned at (617) 295-2565.

Very truly yours,

/s/Caroline Pearson

Caroline Pearson

Managing Director

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.